FINANCE LEASES - Narrative (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended							33 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel contract	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) contract vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel					7	7	7	7	7		8
Finance lease ROU impairment								$ 0	$ 0	$ 70,000,000
Weighted average discount rate (percent)					6.30%	6.30%	6.30%	6.30%	6.30%
Weighted average lease term					5 years 7 months 6 days	5 years 7 months 6 days	5 years 7 months 6 days	5 years 7 months 6 days	6 years 7 months 6 days
SFL
Lessee, Lease, Description [Line Items]
Number of finance leases | vessel							7
Daily time charter rate								$ 19,135
Number of vessels sold and leased back | vessel							8
Variable lease expense								600,000	$ 2,000,000	700,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of operating leases						2	1		2
Daily time charter rate			$ 14,900								$ 14,900
Daily operating expense rate				$ 7,000							7,000
Profit share								3,000,000	$ 9,800,000	$ 37,900
Number of vessels sold and leased back | vessel							8
Total minimum lease period					13 years
Purchase option net of sellers credit		$ 112,000,000									112,000,000
Daily time charter rate extension		$ 14,900									$ 14,900
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate								18,159
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900											$ 16,435
Ship Finance International Ltd
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit					$ 112,000,000	$ 112,000,000	$ 112,000,000	112,000,000
Charter term, extension					3 years
Daily time charter rate extension								$ 14,900